Significant Accounting Policies - Summary of Effect of Adopting IFRS 9 on Allowance for Impairment (Detail) - IFRS 9 [member] - EUR (€) € in Thousands	Jan. 01, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Allowance account for credit losses of financial assets	€ (16,285)
Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Allowance account for credit losses of financial assets		€ (15,563)
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Allowance account for credit losses of financial assets		(722)
Trade receivables [member]
Disclosure of initial application of standards or interpretations [line items]
Allowance account for credit losses of financial assets	(16,075)
Trade receivables [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Allowance account for credit losses of financial assets		(15,563)
Trade receivables [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Allowance account for credit losses of financial assets		(512)
Accrued income [member]
Disclosure of initial application of standards or interpretations [line items]
Allowance account for credit losses of financial assets	€ (210)
Accrued income [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Allowance account for credit losses of financial assets		€ (210)